Common Shares - Warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Number of warrants
Number of warrants outstanding, beginning of period	22,881,734		0
Number of warrants exercised	(80)
Number of warrants outstanding, end of period	24,881,654		22,881,734
Number of common shares issuable on exercise of warrants
Number of common shares issuable on exercise of warrants, outstanding, beginning of period	2,288,172		0
Number of common shares issuable on exercise of warrants, exercised	(8)
Number of common shares issuable on exercise of warrants, outstanding, end of period	2,488,164		2,288,172
Amount of warrants, outstanding | $	$ 2,838		$ 0
Value of warrants exercised | $	0
Value of warrants outstanding, end of period | $	$ 3,162		$ 2,838
Weighted average share price for warrants, outstanding | $ / shares		$ 16.46		$ 17.20	$ 0
Weighted average exercise price of warrants exercised | $ / shares		$ 17.10
Troilus Gold Royalty
Number of warrants
Number of warrants granted			2,884,616
Number of common shares issuable on exercise of warrants
Number of common shares issuable on exercise of warrants, granted			288,461
Value of warrants granted | $			$ 209
Weighted average exercise price of warrants granted | $ / shares				17.50
Coral Gold Resources Ltd.
Number of warrants
Number of warrants granted			19,997,118
Number of common shares issuable on exercise of warrants
Number of common shares issuable on exercise of warrants, granted			1,999,711
Value of warrants granted | $			$ 2,629
Weighted average exercise price of warrants granted | $ / shares				$ 17.10
CMC
Number of warrants
Number of warrants granted	2,000,000
Number of common shares issuable on exercise of warrants
Number of common shares issuable on exercise of warrants, granted	200,000
Value of warrants granted | $	$ 324
Weighted average exercise price of warrants granted | $ / shares	$ 10.85